Long Term Prepayments- Land Use Rights, Net (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Intangible assets- land use right, net	$ 37,350,012	$ 37,863,464	$ 18,739,297
Use Rights
Finite-Lived Intangible Assets, Gross	40,207,257	40,093,414	20,240,623
Finite-Lived Intangible Assets, Accumulated Amortization	(2,857,245)	(2,229,950)	(1,501,326)
Intangible assets- land use right, net	$ 37,350,012	$ 37,863,464	$ 18,739,297